Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Basic earnings per share
Net income attributable to common shareholders	$ 2,374	$ 3,096	$ 5,124	$ 4,594
Weighted-average number of common shares outstanding (millions)	1,762.8	1,828.3	1,769.8	1,824.4
Basic earnings per share (Canadian dollars)	$ 1.35	$ 1.69	$ 2.90	$ 2.52
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 2,374	$ 3,096	$ 5,124	$ 4,594
Stock options potentially exercisable (millions)	1.3	2.0	1.4	2.2
Weighted-average number of common shares outstanding - diluted (millions)	1,764.1	1,830.3	1,771.2	1,826.6
Diluted earnings per share (Canadian dollars)	$ 1.35	$ 1.69	$ 2.89	$ 2.52
Average outstanding options excluded from calculation of diluted earnings per share	7.3	4.9	6.7	4.2
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 89.14	$ 92.89	$ 89.93	$ 93.29